UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078
______________________________________________

Master Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, DC 20006

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2013

Item 1. Reports to Stockholders.

Money Market Funds

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Annual Report
April 30, 2013

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
US government and agency obligations—17.77%
Federal Home Loan Bank
0.160%, due 05/01/13[1]	$100,000,000	$99,993,087
0.180%, due 05/01/13[1]	150,000,000	149,997,681
0.180%, due 05/01/13[1]	150,000,000	149,997,317
0.180%, due 05/01/13[1]	150,000,000	149,996,856
0.100%, due 11/19/13[2]	50,000,000	49,971,945
Federal Home Loan Mortgage Corp.*
0.150%, due 05/06/13[1]	265,000,000	264,998,529
US Treasury Notes
1.375%, due 05/15/13	400,000,000	400,179,190
1.125%, due 06/15/13	600,000,000	600,686,110
0.375%, due 07/31/13	213,000,000	213,099,664
3.125%, due 08/31/13	228,900,000	231,129,107
0.500%, due 10/15/13	177,000,000	177,272,967
2.750%, due 10/31/13	250,000,000	253,218,356
2.000%, due 11/30/13	200,000,000	202,085,978
1.250%, due 02/15/14	250,000,000	252,113,781
4.000%, due 02/15/14	200,000,000	206,067,717
Total US government and agency obligations (cost—$3,400,808,285)		3,400,808,285
Time deposits—3.81%
Banking-non-US—3.81%
Credit Agricole Corporate & Investment Bank
0.170%, due 05/01/13	200,000,000	200,000,000
Natixis
0.170%, due 05/01/13	280,000,000	280,000,000
Societe Generale
0.160%, due 05/01/13	249,000,000	249,000,000
Total time deposits (cost—$729,000,000)		729,000,000

1

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Certificates of deposit—29.51%
Banking-non-US—29.51%
Bank of Nova Scotia
0.269%, due 05/20/13[1]	$232,000,000	$232,000,000
0.336%, due 07/30/13[1]	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.210%, due 07/08/13	205,000,000	205,000,000
BNP Paribas SA
0.250%, due 05/07/13	350,000,000	350,000,000
Canadian Imperial Bank of Commerce
0.290%, due 05/10/13[1]	181,000,000	181,000,000
Credit Industriel et Commercial
0.300%, due 06/03/13	200,000,000	200,000,000
0.300%, due 06/04/13	150,000,000	150,000,000
0.250%, due 07/12/13	200,000,000	200,000,000
Credit Suisse
0.230%, due 06/11/13	200,000,000	200,000,000
DNB Bank ASA
0.280%, due 07/08/13	200,000,000	200,000,000
Mitsubishi UFJ Trust & Banking Corp.
0.240%, due 05/15/13	125,000,000	125,000,000
Mizuho Corporate Bank Ltd.
0.130%, due 05/01/13	200,000,000	200,000,000
0.230%, due 06/03/13	100,000,000	100,000,000
Natixis
0.250%, due 05/01/13	249,000,000	249,000,000
Nordea Bank Finland
0.300%, due 06/17/13	194,000,000	194,000,000
0.250%, due 09/25/13	100,000,000	100,000,000
Norinchukin Bank Ltd.
0.150%, due 05/02/13	500,000,000	500,000,000

2

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Oversea-Chinese Banking Corp. Ltd.
0.320%, due 05/28/13	$40,000,000	$39,990,415
0.320%, due 05/31/13	85,000,000	84,977,369
0.265%, due 09/06/13	60,000,000	59,943,541
0.250%, due 09/19/13	100,000,000	100,000,000
Rabobank Nederland NV
0.434%, due 06/25/13[1]	190,000,000	190,000,000
Royal Bank of Canada
0.346%, due 05/06/13[1]	56,000,000	56,000,000
0.342%, due 05/10/13[1]	64,000,000	64,000,000
0.326%, due 07/30/13[1]	30,000,000	30,000,000
Societe Generale
0.250%, due 05/01/13	400,000,000	400,000,000
Sumitomo Mitsui Banking Corp.
0.230%, due 06/06/13	150,000,000	150,000,000
0.230%, due 06/07/13	275,000,000	275,000,000
Swedbank AB
0.130%, due 05/02/13	500,000,000	500,000,000
Toronto-Dominion Bank
0.289%, due 05/15/13[1]	175,000,000	175,000,000
Total certificates of deposit (cost—$5,647,911,325)		5,647,911,325
Commercial paper[2]—35.96%
Asset backed-miscellaneous—10.44%
Atlantic Asset Securitization LLC
0.320%, due 05/10/13[1]	250,000,000	250,000,000
0.318%, due 05/28/13[1,3]	250,000,000	250,000,000
Barton Capital LLC
0.330%, due 05/17/13[1]	250,000,000	249,993,350
0.250%, due 07/02/13[1]	200,000,000	200,000,000

3

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Cancara Asset Securitisation LLC
0.230%, due 05/15/13	$25,000,000	$24,997,764
0.230%, due 05/29/13	90,000,000	89,983,900
0.220%, due 06/06/13	62,000,000	61,986,360
0.220%, due 06/14/13	140,000,000	139,962,356
Chariot Funding LLC
0.270%, due 09/10/13	50,000,000	49,950,500
LMA Americas LLC
0.210%, due 05/06/13	29,100,000	29,099,151
0.210%, due 05/13/13	30,000,000	29,997,900
0.210%, due 05/21/13	235,000,000	234,972,583
Market Street Funding LLC
0.200%, due 06/12/13	128,077,000	128,047,116
Old Line Funding LLC
0.210%, due 06/18/13	107,000,000	106,970,040
Regency Markets No. 1 LLC
0.170%, due 05/03/13	103,000,000	102,999,027
Sheffield Receivables Corp.
0.220%, due 05/16/13	50,000,000	49,995,417
		1,998,955,464
Banking-non-US—15.97%
ANZ National International Ltd.
0.303%, due 06/06/13[1]	112,000,000	112,000,000
Banque et Caisse d’Epargne de l’Etat
0.190%, due 05/17/13	45,000,000	44,996,200
0.250%, due 07/08/13	50,000,000	49,976,389
0.260%, due 07/31/13	55,000,000	54,963,853
Barclays Bank PLC
0.500%, due 05/01/13[1,4]	400,000,000	400,000,000

4

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(continued)
DBS Bank Ltd.
0.250%, due 09/16/13	$59,220,000	$59,163,248
Erste Abwicklungsanstalt
0.200%, due 05/02/13	25,000,000	24,999,861
0.235%, due 05/24/13	50,000,000	49,992,493
0.260%, due 05/24/13	50,000,000	49,991,695
0.210%, due 06/26/13	80,000,000	79,973,867
0.330%, due 06/26/13	25,000,000	24,987,167
0.220%, due 07/29/13	100,000,000	99,945,611
0.270%, due 08/07/13	25,000,000	24,981,625
0.240%, due 09/23/13	97,000,000	96,906,233
Lloyds TSB Bank PLC
0.220%, due 06/07/13	100,000,000	99,977,389
0.210%, due 06/26/13	271,000,000	270,911,473
Mitsubishi UFJ Trust & Banking Corp.
0.240%, due 05/17/13	47,000,000	46,994,987
0.210%, due 07/16/13	200,000,000	199,911,333
Mizuho Funding LLC
0.230%, due 07/01/13	202,000,000	201,921,276
Nederlandse Waterschapsbank NV
0.210%, due 06/26/13	100,000,000	99,967,333
0.210%, due 06/27/13	100,000,000	99,966,750
0.220%, due 06/28/13	50,000,000	49,982,278
Oversea-Chinese Banking Corp. Ltd.
0.200%, due 05/10/13	70,000,000	69,996,500
0.200%, due 05/30/13	100,000,000	99,983,889
0.200%, due 05/31/13	100,000,000	99,983,333
Skandinaviska Enskilda Banken AB
0.350%, due 06/10/13	158,500,000	158,438,361
Sumitomo Mitsui Banking Corp.
0.230%, due 06/13/13	175,000,000	174,951,924

5

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
Westpac Banking Corp.
0.290%, due 05/08/13[1,3]	$50,000,000	$50,000,000
Westpac Securities NZ Ltd.
0.364%, due 07/02/13[1,3]	100,000,000	100,000,000
0.346%, due 07/30/13[1,3]	60,000,000	60,000,000
		3,055,865,068
Banking-US—7.27%
ABN Amro Funding USA LLC
0.240%, due 06/10/13	133,000,000	132,964,533
Bedford Row Funding Corp.
0.420%, due 12/16/13	105,000,000	104,719,475
0.400%, due 01/27/14	42,000,000	41,873,533
Deutsche Bank Financial LLC
0.440%, due 06/10/13	96,500,000	96,452,822
DnB NOR Bank ASA
0.260%, due 08/07/13	200,000,000	199,858,444
JPMorgan Chase & Co.
0.260%, due 07/29/13	153,000,000	152,901,655
Natixis US Finance Co. LLC
0.170%, due 05/06/13	250,000,000	249,994,097
Northern Pines Funding LLC
0.500%, due 07/01/13	150,000,000	149,872,917
0.370%, due 09/30/13	200,000,000	199,687,555
Svenska Handelsbanken Inc.
0.260%, due 08/01/13	64,000,000	63,957,476
		1,392,282,507
Energy-integrated—0.71%
Sinopec Century Bright Capital Investment Ltd.
0.260%, due 05/10/13	50,000,000	49,996,750
0.260%, due 05/14/13	35,000,000	34,996,714
0.350%, due 07/19/13	50,000,000	49,961,597
		134,955,061

6

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Commercial paper[2]—(concluded)
Finance-non-captive diversified—1.57%
General Electric Capital Corp.
0.220%, due 06/07/13	$300,000,000	$299,932,167
Total commercial paper (cost—$6,881,990,267)		6,881,990,267
Short-term corporate obligations—2.57%
Banking-non-US—1.91%
National Australia Bank Ltd.
1.040%, due 06/11/13[1,3]	175,000,000	175,772,400
Svenska Handelsbanken
0.288%, due 05/28/13[1,3]	190,000,000	190,000,000
		365,772,400
Banking-US—0.66%
Wells Fargo Bank N.A.
0.354%, due 06/24/13[1]	125,000,000	125,000,000
Total short-term corporate obligations (cost—$490,772,400)		490,772,400
Repurchase agreements—10.32%
Repurchase agreement dated 04/29/13 with Bank
of America Securities, 0.080% due 05/06/13,
collateralized by $253,374,100 US Treasury
Notes, 0.875% to 1.000% due 01/31/17 to
09/30/19; (value—$255,000,082);
proceeds: $250,003,889	250,000,000	250,000,000
Repurchase agreement dated 04/29/13 with Bank
of America Securities, 0.100% due 05/06/13,
collateralized by $65,228,219 Federal Home
Loan Mortgage Corp. obligations, 2.793%
due 04/01/42 and $206,509,158 Federal
National Mortgage Association obligations,
3.000% to 4.500% due 07/01/27 to
01/01/43; (value—$255,000,000);
proceeds: $250,004,861	250,000,000	250,000,000

7

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/13 with
Bank of America Securities, 0.140% due
05/01/13, collateralized by $37,334,900
US Treasury Bonds, 4.625% due 02/15/40;
(value—$51,000,012); proceeds: $50,000,194	$50,000,000	$50,000,000
Repurchase agreement dated 04/30/13 with
BNP Paribas Securities Corp. 0.140% due
05/01/13, collateralized by $192,915,000
Federal Home Loan Mortgage Corp.
obligations, 1.000% to 5.250%
due 02/25/14 to 02/15/18;
(value—$204,000,738);
proceeds: $200,000,778	200,000,000	200,000,000
Repurchase agreement dated 04/30/13 with
Deutsche Bank Securities, Inc., 0.140% due
05/01/13, collateralized by $127,009,512
US Treasury Notes, 0.500% to 0.750% due
05/31/13 to 10/31/17; (value—$127,500,001);
proceeds: $125,000,486	125,000,000	125,000,000
Repurchase agreement dated 04/30/13 with
Deutsche Bank Securities, Inc., 0.150% due
05/01/13, collateralized by $63,043,000 Federal
Home Loan Bank obligations, zero coupon due
10/23/13 and $88,895,000 Federal Home
Loan Mortgage Corp. obligations, 1.000%
due 08/20/14; (value—$153,000,105);
proceeds: $150,000,625	150,000,000	150,000,000
Repurchase agreement dated 04/30/13 with
Goldman Sachs & Co., 0.140% due 05/01/13,
collateralized by $101,873,000 Federal
Home Loan Mortgage Corp. obligations,
0.320% to 0.600% due 12/03/14 to
10/25/16; (value—$102,000,963);
proceeds: $100,000,389	100,000,000	100,000,000

8

Prime Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/24/13 with
Merrill Lynch Pierce Fenner & Smith, Inc.,
0.650% due 07/23/13, collateralized by
$26,926,985,657 various asset-backed
convertible bonds, zero coupon to
48.904% due 08/07/13 to 11/23/52;
(value—$481,500,166); proceeds:
$450,730,500 [1,4]	$450,000,000	$450,000,000
Repurchase agreement dated 04/30/13 with
State Street Bank and Trust Co., 0.010% due
05/01/13, collateralized by $460,000 Federal
National Mortgage Association obligations,
2.200% due 10/17/22; (value—$461,823);
proceeds: $448,000	448,000	448,000
Repurchase agreement dated 04/30/13
with The Toronto-Dominion Bank,
0.150% due 05/01/13, collateralized by
$147,999,277 Federal National Mortgage
Association obligations, 4.000% due
05/01/42; (value—$153,000,000);
proceeds: $150,000,625	150,000,000	150,000,000
Repurchase agreement dated 04/30/13 with
The Toronto-Dominion Bank, 0.170% due
05/01/13, collateralized by $26,083,833
Federal Home Loan Mortgage Corp.
obligations, 2.500% to 6.000% due 12/01/27
to 10/01/42 and $267,952,794 Federal
National Mortgage Association obligations,
2.500% to 6.000% due 01/01/25 to
04/01/43; (value—$255,000,000);
proceeds: $250,001,181	250,000,000	250,000,000
Total repurchase agreements (cost—$1,975,448,000)		1,975,448,000
Total investments (cost—$19,125,930,277
which approximates cost for federal
income tax purposes)—99.94%		19,125,930,277
Other assets in excess of liabilities—0.06%		11,678,895
Net assets—100.00%		$19,137,609,172

9

Prime Master Fund
Statement of net assets—April 30, 2013

Affiliated issuer activity

The table below details the Fund’s transaction activity in an affiliated issuer during the year ended April 30, 2013. The advisor earns a management fee from UBS Private Money Market Fund LLC. Please see the Notes to the financial statements for further information.

Security description	Value at 04/30/12	Purchases during the year ended 04/30/13	Sales during the year ended 04/30/13	Value at 04/30/13	Net income earned from affiliate for the year ended 04/30/13
UBS Private Money
Market Fund LLC	$—	$500,175,000	$500,175,000	$—	$1,906

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and
agency obligations	$—	$3,400,808,285	$—	$3,400,808,285
Time deposits	—	729,000,000	—	729,000,000
Certificates of
deposit	—	5,647,911,325	—	5,647,911,325
Commercial paper	—	6,881,990,267	—	6,881,990,267
Short-term
corporate
obligations	—	490,772,400	—	490,772,400
Repurchase
agreements	—	1,975,448,000	—	1,975,448,000
Total	$—	$19,125,930,277	$—	$19,125,930,277

At April 30, 2013, there were no transfers between Level 1 and Level 2.

10

Prime Master Fund
Statement of net assets—April 30, 2013

Issuer breakdown by country or territory of origin (unaudited)

Percentage of total investments
United States	48.1%
Japan	11.4
France	10.6
Canada	4.6
Sweden	4.5
United Kingdom	4.0
Singapore	3.2
Australia	2.6
Germany	2.4
Netherlands	2.3
Finland	1.5
Cayman Islands	1.3
Norway	1.0
Switzerland	1.0
Luxembourg	0.8
China	0.7
Total	100.0%

Portfolio footnotes

*  On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.

[1] Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2013 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2] Rates shown are the discount rates at date of purchase.

[3] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 4.31% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[4] Illiquid securities representing 4.44% of net assets as of April 30, 2013.

See accompanying notes to financial statements	11

Treasury Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
US government obligations—44.38%
US Treasury Bills
0.050%, due 05/09/13[1]	$250,000,000	$249,996,917
0.056%, due 05/09/13[1]	250,000,000	249,997,222
0.120%, due 05/23/13[1]	250,000,000	249,981,667
0.120%, due 05/30/13[1]	150,000,000	149,985,500
0.115%, due 08/15/13[1]	200,000,000	199,932,278
US Treasury Notes
1.375%, due 05/15/13	400,000,000	400,178,384
3.625%, due 05/15/13	150,000,000	150,205,540
1.125%, due 06/15/13	717,500,000	718,322,421
0.375%, due 06/30/13	183,000,000	183,078,323
1.000%, due 07/15/13	118,000,000	118,210,007
0.375%, due 07/31/13	89,000,000	89,046,677
3.375%, due 07/31/13	219,000,000	220,748,254
0.750%, due 08/15/13	150,000,000	150,242,714
3.125%, due 08/31/13	284,000,000	286,807,699
2.750%, due 10/31/13	490,100,000	496,451,296
0.500%, due 11/15/13	125,000,000	125,197,864
0.250%, due 11/30/13	365,000,000	365,278,920
2.000%, due 11/30/13	520,000,000	525,509,303
0.750%, due 12/15/13	189,500,000	190,207,912
1.250%, due 02/15/14	125,000,000	126,066,093
4.000%, due 02/15/14	175,000,000	180,329,619
Total US government obligations (cost—$5,425,774,610)		5,425,774,610
Repurchase agreements—55.47%
Repurchase agreement dated 04/30/13 with
Bank of America Securities,
0.120% due 05/07/13, collateralized
by $834,996,400 US Treasury Notes,
0.125% to 2.375% due 06/15/13 to
09/30/16 and $191,845,200 US Treasury
Bond Principal Strips, zero coupon due
11/15/21; (value—$1,020,000,095);
proceeds: $1,000,023,333	1,000,000,000	1,000,000,000

12

Treasury Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/13 with
Bank of America Securities, 0.140% due
05/01/13, collateralized by $357,086,400
US Treasury Bills, zero coupon due 08/15/13 to
09/12/13 and $37,334,900 US Treasury Bond,
4.625% due 02/15/40;
(value—$408,000,035);
proceeds: $400,001,556	$400,000,000	$400,000,000
Repurchase agreement dated 04/25/13 with
Barclays Capital, Inc., 0.080% due 05/02/13,
collateralized by $400,045,400 US Treasury
Notes, 0.750% to 4.875% due 06/30/16 to
10/31/17, $171,317,700 US Treasury Bonds
Principal Strips, zero coupon due 08/15/26
to 11/15/41 and $708,679,614 US Treasury
Bond Strips, zero coupon due 05/15/23
to 02/15/43; (value—$1,020,000,024);
proceeds: $1,000,015,556	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/13 with
Barclays Capital, Inc.,
0.150% due 05/01/13, collateralized
by $158,420,200 US Treasury Bonds,
3.000% due 05/15/42 and $507,500
US Treasury Notes,0.125% due 04/30/15;
(value—$165,240,016);
proceeds: $162,000,675	162,000,000	162,000,000
Repurchase agreement dated 04/30/13 with
BNP Paribas Securities Corp.
0.100% due 05/07/13, collateralized by
$87,487,000 US Treasury Bills, zero coupon
due 05/02/13 to 04/03/14, $383,882,800
US Treasury Bonds, 6.125%
due 08/15/29 and $332,500,015
US Treasury Notes, 0.125% to
4.750% due 05/15/13 to 02/15/23;
(value—$1,020,022,880);
proceeds: $1,000,019,444	1,000,000,000	1,000,000,000

13

Treasury Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/13 with
BNP Paribas Securities Corp.
0.130% due 05/01/13, collateralized by
$628,045,100 US Treasury Notes, 0.625%
to 2.125% due 11/30/17 to 08/15/21;
(value—$647,700,040);
proceeds: $635,002,293	$635,000,000	$635,000,000
Repurchase agreement dated 04/24/13 with
Deutsche Bank Securities, Inc.,
0.060% due 05/01/13, collateralized by
$5,800,007 US Treasury Bonds,3.875%
to 4.750% due 02/15/37 to 08/15/40,
$244,867,792 US Treasury Notes, 0.250%
to 4.250% due 12/15/13 to 12/31/16,
$70,948,600 US Treasury Bond Principal
Strips, zero coupon due 08/15/27 and
$340,968,203 US Treasury Bond Strips,
zero coupon due 02/15/24 to 05/15/37;
(value—$510,000,000);
proceeds; $500,005,833	500,000,000	500,000,000
Repurchase agreement dated 04/30/13 with
Deutsche Bank Securities, Inc.,
0.140% due 05/01/13, collateralized by
$517,653,100 US Treasury Bonds, 2.750%
to 3.125% due 11/15/41 to 11/15/42 and
$336,487,900 US Treasury Notes, 0.250%
to 2.000% due 02/28/15 to 02/15/22;
(value—$875,364,161);
proceeds; $858,203,337	858,200,000	858,200,000
Repurchase agreement dated 04/30/13 with
Goldman Sachs & Co.,
0.070% due 05/07/13, collateralized by
$585,295,900 US Treasury Inflation Index
Notes, 1.250% to 2.500% due 07/15/16
to 07/15/20; (value—$765,000,058);
proceeds: $750,010,208	750,000,000	750,000,000

14

Treasury Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/13 with
Goldman Sachs & Co., 0.080% due
05/01/13, collateralized by $303,711,100
US Treasury Inflation Index Notes, 1.125%
to 1.875% due 07/15/13 to 01/15/21;
(value—$382,500,064);
proceeds: $375,000,833	$375,000,000	$375,000,000
Repurchase agreement dated 04/30/13 with
State Street Bank and Trust Co., 0.010%
due 05/01/13, collateralized by $885,000
US Treasury Note, 0.875% due 11/30/16;
(value—$902,870); proceeds: $883,000	883,000	883,000
Repurchase agreement dated 04/30/13 with
The Toronto-Dominion Bank, 0.140%
due 05/01/13, collateralized by
$98,299,700 US Treasury Notes,
0.875% to 4.750% due 05/15/14 to
01/31/17; (value—$102,000,051);
proceeds: $100,000,389	100,000,000	100,000,000
Total repurchase agreements (cost—$6,781,083,000)		6,781,083,000
Total investments (cost—$12,206,857,610
which approximates cost for federal
income tax purposes)—99.85%		12,206,857,610
Other assets in excess of liabilities—0.15%		18,692,698
Net assets—100.00%		$12,225,550,308

15

Treasury Master Fund
Statement of net assets—April 30, 2013

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government
obligations	$—	$5,425,774,610	$—	$5,425,774,610
Repurchase
agreements	—	6,781,083,000	—	6,781,083,000
Total	$—	$12,206,857,610	$—	$12,206,857,610

At April 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

1 Rates shown are the discount rates at date of purchase.

16	See accompanying notes to financial statements

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—81.20%
Alabama—0.32%
Birmingham Special Care Facilities Financing
Authority Revenue Refunding
(Methodist Home Aging),
0.250%, VRD	$4,995,000	$4,995,000
Alaska—0.45%
Alaska International Airports Revenue Refunding
(System), Series A,
0.220%, VRD	7,000,000	7,000,000
Arizona—0.54%
AK-Chin Indian Community Revenue,
0.240%, VRD	4,300,000	4,300,000
Pima County Industrial Development Authority
Industrial Revenue (Tucson Electric Power Co.-
Irvington Project),
0.250%, VRD	300,000	300,000
Salt River Project Agricultural Improvement &
Power District Electric Systems Revenue
(Barclays Capital Municipal Trust Receipts,
Series 9W),
0.250%, VRD[1,2]	3,750,000	3,750,000
		8,350,000
California—1.76%
California State Revenue Anticipation Notes,
Series A-2,
2.500%, due 06/20/13	16,000,000	16,045,209
California Statewide Communities Development
Authority Revenue (University of San Diego),
0.210%, VRD	9,400,000	9,400,000
San Diego County Certificates of Participation
(San Diego Foundation),
0.210%, VRD	2,000,000	2,000,000
		27,445,209

17

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—1.64%
Aurora Water Improvement Revenue (JP Morgan
PUTTERs, Series 2010) (AMBAC Insured),
0.240%, VRD[1,2]	$11,940,000	$11,940,000
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Board Program), Series C-6,
0.180%, VRD	2,020,000	2,020,000
Denver City & County Certificates of
Participation Refunding,
Series A1,
0.180%, VRD	3,160,000	3,160,000
Series A2,
0.180%, VRD	6,670,000	6,670,000
Series A3,
0.180%, VRD	1,700,000	1,700,000
		25,490,000
Connecticut—1.01%
Connecticut State (JP Morgan PUTTERs,
Series 1170) (FGIC Insured),
0.240%, VRD[1,2]	10,675,000	10,675,000
City of Hartford General Obligation Bonds,
2.000%, due 04/10/14	5,000,000	5,080,802
		15,755,802
District of Columbia—1.06%
District of Columbia Revenue
(German Marshall Fund of the United States),
0.230%, VRD	4,000,000	4,000,000
District of Columbia Tax &
Revenue Anticipation Notes,
2.000%, due 09/30/13	10,000,000	10,074,356
Metropolitan Washington, Airport Authority
Airport System Revenue, Subseries D-2,
0.200%, VRD	2,500,000	2,500,000
		16,574,356

18

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Florida—3.76%
Gainesville Utilities System Revenue, Series A,
0.210%, VRD	$2,480,000	$2,480,000
Hillsborough County School Board Certificates of
Participation (Master Lease Program), Series C,
0.200%, VRD	22,575,000	22,575,000
JEA Water & Sewer System Revenue,
Subseries A-1,
0.190%, VRD	14,200,000	14,200,000
Orange County School Board Certificates of
Participation, Series E,
0.200%, VRD	6,200,000	6,200,000
Pinellas County Health Facilities Authority Revenue
(Baycare Health), Series A1,
0.190%, VRD	13,000,000	13,000,000
		58,455,000
Georgia—2.32%
Cobb County Tax Anticipation Notes,
1.500%, due 11/29/13	18,500,000	18,642,236
Forsyth County Water & Sewer Authority
Revenue (JP Morgan PUTTERs, Series 2253)
(AGM Insured),
0.260%, VRD[1,2]	4,750,000	4,750,000
Private Colleges & Universities Authority Revenue
(Emory University), Series B-1,
0.230%, VRD	1,300,000	1,300,000
Private Colleges & Universities Authority
Revenue Refunding (Mercer University), Series C,
0.240%, VRD	8,295,000	8,295,000
Thomasville Hospital Authority Revenue
Anticipation Certificates (John Archbold),
Series B,
0.250%, VRD	3,150,000	3,150,000
		36,137,236

19

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Idaho—0.51%
Idaho Tax Anticipation Notes,
2.000%, due 06/28/13	$8,000,000	$8,022,827
Illinois—9.12%
Chicago Board of Education Refunding
(Dedicated Revenue),
Series A-1,
0.220%, VRD	6,200,000	6,200,000
Series A-2,
0.210%, VRD	5,565,000	5,565,000
Chicago (Neighborhoods Alive 21),
Series B,
0.170%, VRD	13,000,000	13,000,000
City of Chicago,
Series D-1,
0.210%, VRD	21,540,000	21,540,000
Series D-2,
0.210%, VRD	15,300,000	15,300,000
Chicago Sales Tax Revenue Refunding,
0.210%, VRD	32,755,000	32,755,000
Chicago Water Revenue (Second Lien),
Subseries 2000-1,
0.200%, VRD	3,100,000	3,100,000
Subseries 2000-2,
0.200%, VRD	6,850,000	6,850,000
Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.220%, VRD	2,700,000	2,700,000
Illinois Development Finance Authority Revenue
(Lyric Opera Chicago Project),
0.210%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue Refunding
(Swedish Conevant), Series A,
0.220%, VRD	15,000,000	15,000,000

20

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State Finance Authority Revenue (University
of Chicago Medical Center), Series B,
0.170%, VRD	$7,500,000	$7,500,000
Quad Cities Regional Economic Development
Authority Revenue (Two Rivers YMCA Project),
0.190%, VRD	4,260,000	4,260,000
		141,870,000
Indiana—4.65%
Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.220%, VRD	5,000,000	5,000,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy Industrial Project),
Series A-5,
0.170%, VRD	11,950,000	11,950,000
Indiana Finance Authority Environmental Revenue
Refunding (Duke Energy, Inc. Project),
Series A-4,
0.170%, VRD	29,900,000	29,900,000
Indiana Municipal Power Agency Power Supply
Systems Revenue Refunding, Series A,
0.220%, VRD	4,440,000	4,440,000
Indiana State Finance Authority Revenue Refunding
(Trinity Health), Series D-1,
0.220%, VRD	2,150,000	2,150,000
Indianapolis Multi-Family Housing Revenue
(Capital Place-Covington) (FNMA Insured),
0.210%, VRD	10,600,000	10,600,000
Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.220%, VRD	8,400,000	8,400,000
		72,440,000

21

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Iowa—0.17%
Iowa Finance Authority Private College Revenue
Facilities (Morningside College Project),
0.190%, VRD	$2,595,000	$2,595,000
Kentucky—2.86%
Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust), Series A,
0.180%, VRD	8,225,000	8,225,000
Christian County Association of County’s Leasing
Trust Lease Program,
Series A,
0.180%, VRD	2,720,000	2,720,000
Series B,
0.180%, VRD	2,215,000	2,215,000
Shelby County Lease Revenue, Series A,
0.180%, VRD	21,790,000	21,790,000
Trimble County Association of Counties Leasing
Trust Lease Program Revenue, Series A,
0.180%, VRD	6,140,000	6,140,000
Williamstown League of Cities Funding Trust Lease
Revenue, Series A,
0.240%, VRD	3,505,000	3,505,000
		44,595,000
Maryland—1.23%
Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.260%, VRD	11,515,000	11,515,000
Series A-7,
0.260%, VRD	2,950,000	2,950,000
Series A-9,
0.250%, VRD	4,650,000	4,650,000
		19,115,000

22

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—2.86%
Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.210%, VRD	$3,321,000	$3,321,000
Massachusetts Health & Educational Facilities
Authority Revenue (Citigroup ROCS
RR-II-R-11585),
0.220%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities
Authority Revenue (Henry Heywood), Series C,
0.180%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program), Series N,
0.180%, VRD	3,865,000	3,865,000
Massachusetts State Department of Transportation
Metropolitan Highway System Revenue
(Senior), Series A-1,
0.260%, VRD	24,500,000	24,500,000
		44,481,000
Michigan—1.82%
Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.180%, VRD	3,900,000	3,900,000
Michigan Finance Authority Revenue Aid Notes,
Series B-1,
2.000%, due 08/20/13	8,275,000	8,315,088
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment),
Series C,
0.220%, VRD	5,320,000	5,320,000
University of Michigan, Series D-1,
0.120%, VRD	10,800,000	10,800,000
		28,335,088

23

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Minnesota—1.23%
Minnesota State General Obligation Refunding,
Series F,
4.000%, due 08/01/13	$7,900,000	$7,975,831
Minnesota State Trunk Highway, Series B,
5.000%, due 08/01/13	5,850,000	5,920,320
Rochester Health Care Facilities Revenue
(Mayo Clinic), Series B,
0.200%, VRD	5,200,000	5,200,000
		19,096,151
Mississippi—2.00%
Mississippi Business Finance Commission Gulf
Opportunity Zone (Chevron USA, Inc. Project),
Series D,
0.180%, VRD	14,000,000	14,000,000
Series E,
0.200%, VRD	7,300,000	7,300,000
Series G,
0.170%, VRD	4,000,000	4,000,000
Series I,
0.170%, VRD	1,000,000	1,000,000
Series K,
0.180%, VRD	3,000,000	3,000,000
Series L,
0.180%, VRD	1,800,000	1,800,000
		31,100,000
Missouri—1.56%
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Ascension Healthcare), Series C-5,
0.220%, VRD	3,200,000	3,200,000
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(De Smet Jesuit High School),
0.190%, VRD	3,985,000	3,985,000

24

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities
Authority Educational Facilities Revenue
(Washington University),
Series C,
0.170%, VRD	$13,100,000	$13,100,000
Series D,
0.170%, VRD	4,000,000	4,000,000
		24,285,000
Nebraska—0.61%
Lancaster County Hospital Authority No.1 Hospital
Revenue Refunding (Bryanlgh Medical Center),
Series B-1,
0.190%, VRD	9,430,000	9,430,000
Nevada—1.42%
City of Las Vegas, Series C,
0.210%, VRD	22,100,000	22,100,000
New York—7.64%
Long Island Power Authority, Series C,
0.230%, VRD	4,700,000	4,700,000
Metropolitan Transportation Authority Revenue,
Subseries E-3,
0.160%, VRD	4,000,000	4,000,000
Nassau Health Care Corp. Revenue, Series B-1,
0.210%, VRD	14,000,000	14,000,000
New York City Housing Development Corp.
Multi-Family Revenue (The Crest), Series A,
0.240%, VRD	13,500,000	13,500,000
New York City Housing Development Corp.
Revenue (Royal Properties), Series A,
(FNMA Insured),
0.200%, VRD	6,000,000	6,000,000

25

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
New York City Municipal Finance Authority Water &
Sewer Systems Revenue (Second General),
Series DD-2,
0.180%, VRD	$3,900,000	$3,900,000
New York City Municipal Finance Authority
Water & Sewer Systems Revenue
(Second General Fiscal 2008),
Series BB-1,
0.190%, VRD	15,000,000	15,000,000
Series BB-5,
0.180%, VRD	11,700,000	11,700,000
New York City,
Subseries L-4,
0.180%, VRD	14,400,000	14,400,000
Subseries L-6,
0.180%, VRD	12,040,000	12,040,000
New York State Dormitory Authority Revenue
(Cornell University), Series A,
0.210%, VRD	3,500,000	3,500,000
New York State Housing Finance Agency Revenue
(316 11th Avenue Housing), Series A,
(FNMA Insured),
0.210%, VRD	4,700,000	4,700,000
New York State Housing Finance Agency Revenue
(Gotham West Housing), Series A-2,
0.200%, VRD	7,300,000	7,300,000
Triborough Bridge & Tunnel Authority Revenue
(General), Series B,
0.210%, VRD	4,130,000	4,130,000
		118,870,000
North Carolina—5.48%
Charlotte-Mecklenburg Hospital Authority
Health Care Systems Revenue Refunding
(Carolinas Healthcare), Series H,
0.160%, VRD	10,000,000	10,000,000

26

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
Charlotte Water & Sewer System
Revenue Refunding,
Series B,
0.200%, VRD	$12,760,000	$12,760,000
Series C,
0.230%, VRD	30,000,000	30,000,000
Guilford County, Series B,
0.230%, VRD	1,855,000	1,855,000
New Hanover County (School),
0.210%, VRD	2,305,000	2,305,000
North Carolina Capital Facilities Finance
Agency Educational Facilities Revenue
(Campbell University),
0.250%, VRD	5,425,000	5,425,000
Union County General Obligation Bonds, Series A,
0.200%, VRD	8,200,000	8,200,000
University of North Carolina Chapel Hill Revenue,
Series B,
0.210%, VRD	14,695,000	14,695,000
		85,240,000
Ohio—0.45%
Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.240%, VRD[1,2]	2,800,000	2,800,000
Ohio (Common Schools), Series B,
0.200%, VRD	1,405,000	1,405,000
Ohio Higher Educational Facilities Commission
Revenue (JP Morgan PUTTERs, Series 3244Z),
0.240%, VRD[1,2]	2,845,000	2,845,000
		7,050,000
Oregon—1.54%
Oregon Health & Science University Revenue,
Series C,
0.190%, VRD	2,000,000	2,000,000

27

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Oregon—(concluded)
Oregon State, General Obligation, Ltd. Notes,
Series A,
2.000%, due 06/28/13	$21,500,000	$21,561,511
Salem Hospital Facility Authority Revenue
(Salem Hospital Project), Series B,
0.230%, VRD	400,000	400,000
		23,961,511
Pennsylvania—6.68%
Allegheny County Industrial Development
Authority Health Care Facility
(Longwood Oakmount, Inc.),
0.170%, VRD	15,800,000	15,800,000
Delaware River Port Authority of Pennsylvania &
New Jersey Revenue Refunding, Series B,
0.200%, VRD	13,330,000	13,330,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue, Series C,
0.220%, VRD	9,000,000	9,000,000
Pennsylvania Higher Educational Facilities
Authority College & University Revenue
(St. Joseph’s University), Series A,
0.230%, VRD	2,000,000	2,000,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University),
Second Series,
0.210%, VRD	7,725,000	7,725,000
Pennsylvania State University Refunding, Series B,
(Mandatory Put 06/01/13 @100),
0.220%, due 06/01/13	5,235,000	5,235,000
Philadelphia Authority for Industrial Development
Lease Revenue Refunding, Series B-3,
0.220%, VRD	5,325,000	5,325,000
Pittsburgh Water & Sewer Authority Water &
Sewer Systems Revenue (1st Lien), Series B2,
0.200%, VRD	18,300,000	18,300,000

28

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Saint Mary Hospital Authority Health System
Revenue (Catholic East), Series B,
0.200%, VRD	$10,000,000	$10,000,000
University of Pittsburgh of the Commonwealth
Systems of Higher Education,
2.000%, due 07/02/13	6,000,000	6,018,213
Washington County Authority Refunding
(University of Pennsylvania),
0.190%, VRD	3,475,000	3,475,000
Washington County Hospital Authority Revenue
(Monongahela Valley Hospital Project), Series A,
0.230%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development
Authority Revenue (Excela Health Project),
Series B,
0.230%, VRD	5,265,000	5,265,000
		104,013,213
South Carolina—0.53%
Piedmont Municipal Power Agency Electric
Revenue Refunding, Series C,
0.200%, VRD	3,050,000	3,050,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Anmed Health Project), Series C,
0.220%, VRD	1,995,000	1,995,000
South Carolina Jobs Economic Development
Authority Hospital Revenue Refunding
(Regional Medical Center of Orangeburg),
0.240%, VRD	3,150,000	3,150,000
		8,195,000
Tennessee—0.30%
Sevier County Public Building Authority (Local
Government Public Improvement), Series B-1,
0.250%, VRD	4,635,000	4,635,000

29

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—8.44%
Alamo Community College District (Citigroup
ROCS Series RR-II-R-883WF) (FGIC Insured),
0.210%, VRD[1,2]	$7,750,000	$7,750,000
City of Houston Tax & Revenue Anticipation Notes,
2.000%, due 06/28/13	15,000,000	15,042,803
Harris County Cultural Educational Facilities
Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.170%, VRD	400,000	400,000
Subseries C-2,
0.170%, VRD	9,100,000	9,100,000
Harris County Health Facilities Development
Corp. Revenue Refunding (Methodist
Hospital Systems),
Series A-1,
0.170%, VRD	12,325,000	12,325,000
Series A-2,
0.170%, VRD	17,740,000	17,740,000
Harris County Hospital District Revenue Refunding
(Senior Lien),
0.220%, VRD	4,890,000	4,890,000
Tarrant County Cultural Education Facilities Finance
Corp. Revenue (Texas Health Resources),
Series A,
0.210%, VRD	4,200,000	4,200,000
Series B,
0.200%, VRD	10,600,000	10,600,000
Texas (JP Morgan PUTTERs, Series 3238),
0.240%, VRD[1,2]	2,165,000	2,165,000
Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.220%, VRD[1,2]	6,670,000	6,670,000

30

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Texas State Mobility, Series B,
0.250%, VRD	$6,870,000	$6,870,000
Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.240%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes, Series A,
2.500%, due 08/30/13	30,000,000	30,226,154
		131,308,957
Utah—2.64%
Murray City Utah, Hospital Revenue (IHC Health
Services, Inc.), Series D,
0.170%, VRD	34,400,000	34,400,000
Utah Transit Authority Sales Tax Revenue,
Subseries A,
0.200%, VRD	2,535,000	2,535,000
Subseries B,
0.180%, VRD	4,215,000	4,215,000
		41,150,000
Vermont—0.49%
Winooski Special Obligation Refunding, Series A,
0.170%, VRD	7,585,000	7,585,000
Virginia—1.00%
Albermarle County Economic Development
Authority Hospital Revenue (Martha Jefferson
Hospital), Series A,
0.200%, VRD	10,150,000	10,150,000
Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical), Series D,
0.210%, VRD	5,400,000	5,400,000
		15,550,000

31

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Municipal bonds and notes—(concluded)
Washington—3.06%
Central Puget Sound Regional Transportation
Authority Sales & Use Tax Revenue
(JP Morgan PUTTERs, Series 2643Z),
0.240%, VRD[1,2]	$4,995,000	$4,995,000
King County Sewer Revenue (Junior Lien),
Series A,
0.230%, VRD	10,575,000	10,575,000
Seattle Water System Revenue (Morgan Stanley
Floater Certificates, Series 2170)
(AGM Insured),
0.220%, VRD[1,2]	5,085,000	5,085,000
Washington (JP Morgan PUTTERs, Series 2650Z)
(AGM Insured),
0.180%, VRD[1,2]	3,995,000	3,995,000
Washington Health Care Facilities Authority
(Multicare Health Systems), Series D,
0.170%, VRD	15,395,000	15,395,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(New Haven Apartments) (FNMA Insured),
0.210%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission
Multifamily Housing Revenue Refunding
(Washington Terrace),
0.220%, VRD	3,750,000	3,750,000
		47,695,000
Wyoming—0.05%
Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.170%, VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,263,721,350)		1,263,721,350

32

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Tax-exempt commercial paper—18.66%
California—0.68%
California State Health Facilities Financing
(Stanford Hospital),
Series B-2, Subseries 1,
0.150%, due 07/16/13	$6,000,000	$6,000,000
Series B-2, Subseries 2,
0.170%, due 06/05/13	4,500,000	4,500,000
		10,500,000
Connecticut—0.64%
Yale University,
0.190%, due 06/12/13	10,000,000	10,000,000
Illinois—1.23%
Illinois Educational Facilities Authority Revenue,
0.160%, due 06/06/13	19,168,000	19,168,000
Kentucky—1.29%
Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.410%, due 05/09/13	20,000,000	20,000,000
Maryland—3.37%
Johns Hopkins University,
0.120%, due 05/03/13	10,000,000	10,000,000
0.120%, due 05/06/13	8,929,000	8,929,000
0.140%, due 05/20/13	7,998,000	7,998,000
0.140%, due 05/21/13	5,500,000	5,500,000
Montgomery County,
0.150%, due 05/15/13	20,000,000	20,000,000
		52,427,000
Minnesota—2.63%
Mayo Clinic,
0.170%, due 05/02/13	10,000,000	10,000,000
0.160%, due 06/17/13	20,000,000	20,000,000
University of Minnesota Regents,
0.150%, due 05/16/13	11,000,000	11,000,000
		41,000,000

33

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Security description	Face amount	Value
Tax-exempt commercial paper—(concluded)
Missouri—1.87%
University of Missouri,
0.140%, due 05/03/13	$11,000,000	$11,000,000
0.150%, due 05/03/13	3,105,000	3,105,000
0.140%, due 05/20/13	15,000,000	15,000,000
		29,105,000
Tennessee—0.51%
Vanderbilt University,
0.230%, due 09/03/13	8,000,000	8,000,000
Texas—3.27%
University of Texas,
0.150%, due 06/11/13	10,000,000	10,000,000
0.150%, due 08/01/13	18,000,000	18,000,000
0.150%, due 08/05/13	10,000,000	10,000,000
0.150%, due 08/06/13	12,896,000	12,896,000
		50,896,000
Virginia—2.53%
University of Virginia,
0.140%, due 05/02/13	16,629,000	16,629,000
0.140%, due 05/13/13	7,000,000	7,000,000
0.140%, due 06/06/13	8,000,000	8,000,000
0.150%, due 06/10/13	7,735,000	7,735,000
		39,364,000
Washington—0.64%
University of Washington,
0.140%, due 05/03/13	10,000,000	10,000,000
Total tax-exempt commercial paper (cost—$290,460,000)		290,460,000
Total investments (cost—$1,554,181,350
which approximates cost for federal income
tax purposes)—99.86%		1,554,181,350
Other assets in excess of liabilities—0.14%		2,144,481
Net assets—100.00%		$1,556,325,831

34

Tax-Free Master Fund
Statement of net assets—April 30, 2013

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2013 in valuing the Fund’s investments:

	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds
and notes	$—	$1,263,721,350	$—	$1,263,721,350
Tax-exempt
commercial paper	—	290,460,000	—	290,460,000
Total	$—	$1,554,181,350	$—	$1,554,181,350

At April 30, 2013, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 5.19% of net assets as of April 30, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2] The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2013 and reset periodically.

See accompanying notes to financial statements	35

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2012 to April 30, 2013.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

36

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

37

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund

	Beginning account value November 1, 2012	Ending account value April 30, 2013	Expenses paid during period[1] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.80	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund

	Beginning account value November 1, 2012	Ending account value April 30, 2013	Expenses paid during period[1] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund

	Beginning account value November 1, 2012	Ending account value April 30, 2013	Expenses paid during period[1] 11/01/12 to 04/30/13	Expense ratio during the period
Actual	$1,000.00	$1,000.30	$0.50	0.10%
Hypothetical
(5% annual return
before expenses)	1,000.00	1,024.30	0.50	0.10

[1] Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

38

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/13	10/31/12	04/30/12
Weighted average maturity[1]	47 days	54 days	50 days
Net assets (bln)	$19.1	$18.6	$15.7

Portfolio composition[2]	04/30/13	10/31/12	04/30/12
Commercial paper	36.0%	42.6%	35.4%
Certificates of deposit	29.5	22.8	28.0
US government and agency obligations	17.8	21.2	19.6
Repurchase agreements	10.3	6.9	12.1
Time deposits	3.8	5.8	1.9
Short-term corporate obligations	2.5	0.7	3.0
Other assets less liabilities	0.1	0.0 [3]	0.0 [3]
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.
[3] Represents less than 0.05% of net assets as of the date indicated.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

39

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/13	10/31/12	04/30/12
Weighted average maturity[1]	53 days	52 days	46 days
Net assets (bln)	$12.2	$15.9	$13.0

Portfolio composition[2]	04/30/13	10/31/12	04/30/12
Repurchase agreements	55.5%	50.6%	50.1%
US government obligations	44.4	46.8	49.8
Other assets less liabilities	0.1	2.6	0.1
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

40

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	04/30/13	10/31/12	04/30/12
Weighted average maturity[1]	19 days	34 days	20 days
Net assets (bln)	$1.6	$1.5	$1.2

Portfolio composition[2]	04/30/13	10/31/12	04/30/12
Municipal bonds and notes	81.2%	81.0%	79.7%
Tax-exempt commercial paper	18.7	18.6	20.2
Other assets less liabilities	0.1	0.4	0.1
Total	100.0%	100.0%	100.0%

[1] The Master Fund’s portfolio is actively managed, and its weighted average maturity will differ over time.
[2] Weightings represent percentages of the Master Fund's net assets as of the dates indicated. The Master Fund's portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Not FDIC Insured. May lose value. No bank guarantee.

41

Master Trust
Statement of operations
For the year ended April 30, 2013

Prime Master Fund
Investment income:
Interest	$55,305,557
Securities lending income
(includes $1,906, $0 and $0, respectively earned
from an affiliated entity)	4,232
55,309,789
Expenses:
Investment advisory and administration fees	19,025,947
Trustees’ fees	96,464
19,122,411
Fee waivers by investment advisor	—
Net expenses	19,122,411
Net investment income	36,187,378
Net realized gain	77,976
Net increase in net assets resulting from operations	$36,265,354

42	See accompanying notes to financial statements

Treasury Master Fund	Tax-Free Master Fund

$22,385,630	$2,493,314

—	—
22,385,630	2,493,314

15,297,541	1,565,331
67,086	21,371
15,364,627	1,586,702
(41,497)	(16,384)
15,323,130	1,570,318
7,062,500	922,996
156,317	79,573
$7,218,817	$1,002,569

See accompanying notes to financial statements	43

Master Trust
Statement of changes in net assets

	For the years ended April 30,
	2013	2012
Prime Master Fund
From operations:
Net investment income	$36,187,378	$37,989,484
Net realized gain	77,976	475,186
Net increase in net assets resulting from operations	36,265,354	38,464,670
Net increase (decrease) in net assets from
beneficial interest transactions	3,412,781,376	(13,919,355,966)
Net increase (decrease) in net assets	3,449,046,730	(13,880,891,296)
Net assets:
Beginning of year	15,688,562,442	29,569,453,738
End of year	$19,137,609,172	$15,688,562,442

Treasury Master Fund
From operations:
Net investment income	$7,062,500	$1,277,989
Net realized gain	156,317	4,091
Net increase in net assets resulting from operations	7,218,817	1,282,080
Net increase (decrease) in net assets from
beneficial interest transactions	(826,052,247)	5,823,395,477
Net increase (decrease) in net assets	(818,833,430)	5,824,677,557
Net assets:
Beginning of year	13,044,383,738	7,219,706,181
End of year	$12,225,550,308	$13,044,383,738

Tax-Free Master Fund
From operations:
Net investment income	$922,996	$831,420
Net realized gain	79,573	60,390
Net increase in net assets resulting from operations	1,002,569	891,810
Net increase (decrease) in net assets from
beneficial interest transactions	394,531,710	(325,884,510)
Net increase (decrease) in net assets	395,534,279	(324,992,700)
Net assets:
Beginning of year	1,160,791,552	1,485,784,252
End of year	$1,556,325,831	$1,160,791,552

44	See accompanying notes to financial statements

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45

Master Trust
Financial highlights

Selected financial data throughout each year is presented below:

Year ended April 30, 2013
Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%
Net investment income	0.19%
Supplemental data:
Net assets, end of year (000’s)	$19,137,609
Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%[1]
Net investment income	0.05%
Supplemental data:
Net assets, end of year (000’s)	$12,225,550
Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers	0.10%
Expenses after fee waivers	0.10%[1]
Net investment income	0.06%
Supplemental data:
Net assets, end of year (000’s)	$1,556,326

[1] Waiver by advisor represents less than 0.005%.

46	See accompanying notes to financial statements

Years ended April 30,
2012	2011	2010	2009

0.10%	0.10%	0.10%	0.10%
0.10%	0.10%	0.10%[1]	0.10%
0.19%	0.21%	0.25%	1.90%

$15,688,562	$29,569,454	$22,591,869	$19,607,887

0.10%	0.10%	0.10%	0.10%
0.06%	0.10%[1]	0.10%	0.10%[1]
0.01%	0.09%	0.12%	0.77%

$13,044,384	$7,219,706	$7,335,525	$10,699,897

0.10%	0.10%	0.10%	0.10%
0.10%[1]	0.10%	0.10%[1]	0.04%
0.06%	0.18%	0.20%	1.42%

$1,160,792	$1,485,784	$1,933,132	$2,770,040

47

Master Trust
Notes to financial statements

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants.

48

Master Trust
Notes to financial statements

The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2013, Accounting Standards Update 2013-01 (“ASU 2013-01”), “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”, replaced Accounting Standards Update 2011-11 (“ASU 2011-11”), “Disclosures about Offsetting Assets and Liabilities”. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements

49

Master Trust
Notes to financial statements

or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund’s financial statements.

Repurchase agreements
The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Prime Master Fund and Treasury Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

50

Master Trust
Notes to financial statements

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates
The Master Funds’ Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

51

Master Trust
Notes to financial statements

At April 30, 2013, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,608,703, $1,023,710 and $132,548, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At April 30, 2013, UBS Global AM owed $21,753, $14,704 and $4,764 for the independent trustees fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that the current Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the year ended April 30, 2013, UBS Global AM voluntarily waived $41,497 and $16,384 for Treasury Master Fund and Tax-Free Master Fund for that purpose; such amount is not subject to future recoupment.

Under normal conditions, the Master Funds invest cash collateral from securities lending activities into an affiliated private money market fund, UBS Private Money Market Fund LLC (“Private Money Market”), which operates in compliance with most of the substantive provisions of Rule 2a-7 of the 1940 Act. Private Money Market is managed by UBS Global AM and is currently offered as a cash management option to mutual funds and certain other accounts managed by the Master Funds’ investment manager. UBS Global AM acts as managing member and receives a management fee from Private Money Market payable monthly in arrears at the annual rate of 0.10% of Private Money Market’s average daily members’ equity, minus the aggregate operating expenses of, and incurred by, Private Money Market during each such related month, not including investment expenses (including brokerage commissions, taxes, interest charges and other costs with respect to

52

Master Trust
Notes to financial statements

transactions in securities) and extraordinary expenses including litigation expenses, if any. UBS Global AM may, in its sole discretion, waive all or any portion of the management fee to which it may be entitled from time to time in order to maintain operating expenses or net yields at a certain level. Distributions received from Private Money Market, if any, net of fee rebates paid to borrowers, would be reflected as securities lending income in the Statement of operations.

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the year ended April 30, 2013, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$3,732,906,553
Treasury Master Fund	863,368,972
Tax-Free Master Fund	540,462,121

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment advisor, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

53

Master Trust
Notes to financial statements

Securities lending
Each Master Fund may lend securities up to 33⅓% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At April 30, 2013, the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with certain other funds managed or advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund borrows based upon prevailing rates in effect at the time of borrowing. For the year ended April 30, 2013, Tax-Free Master Fund did not borrow under the Committed Credit Facility.

54

Master Trust
Notes to financial statements

Beneficial interest transactions

	For the years ended April 30,
Prime Master Fund	2013	2012
Contributions	$57,931,411,710	$45,655,074,151
Withdrawals	(54,518,630,334)	(59,574,430,117)
Net increase (decrease) in beneficial interest	$3,412,781,376	$(13,919,355,966)

	For the years ended April 30,
Treasury Master Fund	2013	2012
Contributions	$28,344,203,263	$27,556,159,797
Withdrawals	(29,170,255,510)	(21,732,764,320)
Net increase (decrease) in beneficial interest	$(826,052,247)	$5,823,395,477

	For the years ended April 30,
Tax-Free Master Fund	2013	2012
Contributions	$2,891,282,474	$1,077,234,035
Withdrawals	(2,496,750,764)	(1,403,118,545)
Net increase (decrease) in beneficial interest	$394,531,710	$(325,884,510)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

As of and during the year ended April 30, 2013, the Master Funds did not have any liabilities for any uncertain tax positions. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of operations. During the year ended April 30, 2013, the Master Funds did not incur any interest or penalties.

55

Master Trust
Notes to financial statements

Each of the tax years in the four year period ended April 30, 2013, remains subject to examination by the Internal Revenue Service and state taxing authorities.

56

Master Trust
Report of independent registered public
accounting firm

To the Interestholders and Board of Trustees of Master Trust

We have audited the accompanying statements of net assets of Master Trust (comprising, respectively, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund) (the “Trust”) as of April 30, 2013, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2013 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

57

Master Trust

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Master Trust at April 30, 2013, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with US generally accepted accounting principles.

New York, New York
June 26, 2013

58

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

59

Master Trust
Supplemental information (unaudited)

Board of Trustees & Officers
Master Trust (the “Trust”) is governed by a Board of Trustees which oversees each Master Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with Master Trust, the length of time served as a trustee or officer of Master Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustees or for which a person served as an officer, and other directorships held by the trustees.

Part B of Master Trust’s registration statement, as amended, contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustees

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Meyer Feldberg††; 71 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee	Since 2007

Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since March 2005). Professor Feldberg also serves as president of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promotes interaction with other cities around the world) (since May 2007). Prior to July 2004, he was Dean and Professor of Management of the Graduate School of Business at Columbia University (since 1989).

60

Master Trust
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Professor Feldberg is a director or trustee of 23 investment companies (consisting of 55 portfolios) for which UBS Global AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of Macy’s, Inc. (operator of department stores), Revlon, Inc. (cosmetics), SAPPI, Ltd. (producer of paper), and the New York City Ballet.

61

Master Trust
Supplemental information (unaudited)

Interested Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Barry Mandinach†††; 57 UBS Global Asset Management (US) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2010

Mr. Mandinach is a managing director of UBS Global Asset Management (US) Inc. and UBS Global AM (collectively, “UBS Global AM—Americas region”). He has been with UBS Global AM—Americas region or its predecessors since 2001. He is the Head of Institutional & Wholesale Business (US) (since 2009) as well as Chief Marketing Officer (US) (since 2006).

Independent Trustees

Richard Q. Armstrong; 78 c/o Keith A. Weller Assistant Fund Secretary UBS Global Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee and Chairman of the Board of Trustees	Since 2007

Mr. Armstrong is chairman and principal of R.Q.A. Enterprises (management consulting firm) (since April 1991 and principal occupation since March 1995). Mr. Armstrong was president or chairman of a number of packaged goods companies (responsible for such brands as Canada Dry, Dr. Pepper, Adirondack Beverages and Moët Hennessy) (from 1982 until 1995).

Alan S. Bernikow; 72 207 Benedict Ave. Staten Island NY 10314	Trustee	Since 2007

Mr. Bernikow is retired. He was a consultant on non-management matters for the firm of Deloitte & Touche (international accounting and consulting firm) (from June 2003 until 2007). Previously, he was deputy chief executive officer at Deloitte & Touche.

62

Master Trust
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Mr. Mandinach is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Armstrong is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

Mr. Bernikow is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of the compensation committee), a director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee) and a director of the Casual Male Retail Group, Inc. (menswear) (and serves as a member of its audit committee and as a member of its nominating and corporate governance committee). He is also a director of Premier American Bank, N.A.

63

Master Trust
Supplemental information (unaudited)

Independent Trustees (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years
Richard R. Burt; 66 McLarty Associates 900 17th Street NW, 8th Floor Washington DC 20006	Trustee	Since 2007

Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since April 2007). He was chairman of IEP Advisors (international investments and consulting firm) until February 2009. Prior to April 2007, he was chairman of Diligence Inc. (information and risk management firm).

Bernard H. Garil; 73 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2007

Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).

Heather R. Higgins; 53 255 E. 49th St., Suite 23D New York, NY 10017	Trustee	Since 2007

Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or had served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable. She also serves on the board of the Hoover Institution (from 2001–2007 and since January 2009).

64

Master Trust
Supplemental information (unaudited)

Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Mr. Burt is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe & Russia Fund, Inc., The European Equity Fund, Inc. and The New Germany Fund, Inc.

Mr. Garil is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.

Mr. Garil is also a director of OFI Trust Company (commercial trust company), the Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Ms. Higgins is a director or trustee of 13 investment companies (consisting of 45 portfolios) for which UBS Global AM serves as investment advisor or manager.	None

65

Master Trust
Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joseph Allessie*; 47	Vice President and Assistant Secretary	Since 2007

Mr. Allessie is an executive director (since 2007) (prior to which he was a director) and deputy general counsel (since 2005) at UBS Global AM—Americas region. Mr. Allessie is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Rose Ann Bubloski*; 45	Vice President and Assistant Treasurer	Since 2011

Ms. Bubloski is a director (since 2012) (prior to which she was an associate director) and senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a vice president and assistant treasurer of certain UBS funds (from 2004 to 2007). She was vice president at Cohen & Steers Capital Management, Inc. (investment manager) (from 2007 to 2008). She is vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

66

Master Trust
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mark E. Carver*; 49	President	Since 2010

Mr. Carver is a managing director and Head of Product Development and Management—Americas for UBS Global AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is a member of the Americas Management Committee (since 2008) and the Regional Operating Committee (since 2008). Prior to 2008, Mr. Carver held a number of product-related or sales responsibilities with respect to funds, advisory programs and separately managed accounts. Mr. Carver joined a predecessor of an affiliated firm in 1985 and has been with UBS Global AM—Americas region (or its affiliates) since 1996. Mr. Carver is president of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM serves as investment advisor or manager.

Thomas Disbrow*; 47	Vice President and Treasurer	Since 2007

Mr. Disbrow is a managing director (since 2011) (prior to which he was an executive director) (since 2007) and head of North American Fund Treasury (since 2011) of UBS Global AM—Americas region. Mr. Disbrow is a vice president and treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

67

Master Trust
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Michael J. Flook*; 48	Vice President and Assistant Treasurer	Since 2007

Mr. Flook is a director (since 2010) (prior to which he was an associate director) (since 2006) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Flook is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Elbridge T. Gerry III*; 56	Vice President	Since 2007

Mr. Gerry is a managing director—municipal fixed income of UBS Global AM—Americas region (since 2001). Mr. Gerry is a vice president of five investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Christopher S. Ha*; 33	Vice President and Assistant Secretary	Since September 2012

Mr. Ha is a director and associate general counsel (since September 2012) at UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Mr. Ha was of counsel at Buhler, Duggal & Henry LLP (law firm) (from March 2012 to July 2012) and an associate attorney at Dechert LLP (law firm) (from 2007 to 2009). Mr. Ha is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

68

Master Trust
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Erin O. Houston*; 36	Vice President	Since 2009

Ms. Houston is a director (since 2012) (prior to which she was an associate director) (since 2009) and portfolio manager (since 2009) of UBS Global AM—Americas region. Prior to joining UBS Global AM—Americas region, Ms. Houston was with Western Investors (from 2005 to 2009) and Citigroup Asset Management (2005). Ms. Houston is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Mark F. Kemper**; 55	Vice President and Secretary	Since 2007

Mr. Kemper is a managing director (since 2006) and head of the legal department of UBS Global AM—Americas region (since 2004). He has been secretary of UBS Global AM—Americas region (since 2004), assistant secretary of UBS Global Asset Management Trust Company (since 1993) and secretary of UBS AM Holdings (USA) Inc. (since 2001). Mr. Kemper is vice president and secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

69

Master Trust
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Joanne M. Kilkeary*; 45	Vice President and Assistant Treasurer	Since 2007

Ms. Kilkeary is an executive director (since March 2013) (prior to which she was a director) (since 2008) and a senior manager (since 2004) of the US mutual fund treasury administration department of UBS Global AM—Americas region. Ms. Kilkeary is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Tammie Lee*; 42	Vice President and Assistant Secretary	Since 2007

Ms. Lee is an executive director (since 2010) (prior to which she was a director) (since 2005) and associate general counsel of UBS Global AM—Americas region (since 2005). Ms. Lee is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Joseph McGill*; 51	Vice President and Chief Compliance Officer	Since 2007

Mr. McGill is a managing director (since 2006) and chief compliance officer (since 2003) at UBS Global AM—Americas region. Mr. McGill is a vice president and chief compliance officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

70

Master Trust
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Ryan Nugent*; 35	Vice President	Since 2009

Mr. Nugent is a director (since 2010) (prior to which he was an associate director) (since 2004) and portfolio manager (since 2005) of UBS Global AM—Americas region. Prior to that he was an assistant portfolio manager to the tax free money market funds (since 2002). Mr. Nugent is a vice president of four investment companies (consisting of 20 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Nancy Osborn*; 47	Vice President and Assistant Treasurer	Since 2007

Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of the US mutual fund treasury administration department of UBS Global AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Robert Sabatino**; 39	Vice President	Since 2007

Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director) (since 2007), head of US taxable money markets (since 2009) and portfolio manager of UBS Global AM—Americas region in the short duration fixed income group (since 2001). Mr. Sabatino is a vice president of six investment companies (consisting of 37 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

71

Master Trust
Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Eric Sanders*; 47	Vice President and Assistant Secretary	Since 2007

Mr. Sanders is a director and associate general counsel of UBS Global AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Andrew Shoup*; 56	Vice President and Chief Operating Officer	Since 2007

Mr. Shoup is a managing director and global head of the global treasury administration department of UBS Global AM—Americas region (since 2006). Mr. Shoup is also a director of UBS (IRL) Fund p.l.c. (since 2008). Mr. Shoup is a vice president and chief operating officer of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

Keith A. Weller*; 51	Vice President and Assistant Secretary	Since 2007

Mr. Weller is an executive director and senior associate general counsel of UBS Global AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

72

Master Trust
Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office† and length of time served	Principal occupation(s) during past 5 years; number of portfolios in fund complex for which person serves as officer
Mandy Yu*; 29	Vice President	Since February 2013

Ms. Yu is an authorized officer (since 2012) and tax compliance manager (since March 2013) of the US mutual fund treasury administration department of UBS Global AM—Americas region. She was a Fund Treasury Manager (from 2012 to March 2013) and a Mutual Fund Administrator (from 2007 to 2012) for UBS Global AM—Americas region. Ms. Yu is a vice president of 17 investment companies (consisting of 80 portfolios) for which UBS Global AM—Americas region serves as investment advisor or manager.

*	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
**	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.
†	Each trustee serves an indefinite term of office. Officers of the Fund are appointed by the trustees and serve at the pleasure of the Board.
††	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) because he is a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions.
†††	Mr. Mandinach is deemed an “interested person” of the Trust as defined in the 1940 Act because of his employment by UBS Global AM—Americas region.

73

Trustees
Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III
Vice President

Erin O. Houston
Vice President

Manager for the Master Funds
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Placement Agent
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2013. All rights reserved.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:
For the fiscal years ended April 30, 2013 and April 30, 2012, the aggregate Ernst & Young LLP (EY) audit fees for professional services rendered to the registrant were approximately $133,500 and $133,500, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:
In each of the fiscal years ended April 30, 2013 and April 30, 2012, the aggregate auditrelated fees billed by EY for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $11,016 and $10,800, respectively.

Fees included in the audit-related fees category are those associated with (1) the reading and providing of comments on the 2012 and 2011 semiannual financial statements and (2) review of the consolidated 2011 and 2010 reports on the profitability of the UBS Funds to UBS Global Asset Management (Americas) Inc. and its affiliates to assist the board members in their annual advisory/administration contract and service/distribution plan reviews.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended April 30, 2013 and April 30, 2012, the aggregate tax fees billed by EY for professional services rendered to the registrant were approximately $25,200 and $25,200 respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended April 30, 2013 and April 30, 2012, there were no fees billed by EY for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (Amended and Restated as of May 12, 2004 – with revisions through December 2011)” (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit]Committee shall:

…

2.

Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS Global [Asset Management (Americas) Inc. (“UBS Global AM”)] and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS Global [AM] and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS Global [AM] or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to a sub-committee consisting of the Chairperson of the Committee and two other members of the Committee as the Chairperson, from time to time, may determine and appoint, and such sub-committee shall report to the Committee, at its next regularly scheduled meeting after the sub-committee’s meeting, its decision(s). From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS Global [AM] or the Fund’s officers).

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[1] The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS Global [AM] and any service providers controlling, controlled by or under common control with UBS Global [AM] that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) its investment adviser and (c) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2013 and April 30, 2012 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2013 and April 30, 2012 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2013 and April 30, 2012 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2013 and April 30, 2012 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:
There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2013 and April 30, 2012 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2013 and April 30, 2012 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	According to EY, for the fiscal year ended April 30, 2013, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of EY was 0%.

(g)	For the fiscal years ended April 30, 2013 and April 30, 2012, the aggregate fees billed by EY of $335,413 and $305,350, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:
	2013	2012
Covered Services	$36,216	$36,000
Non-Covered Services	299,197	269,350

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2013

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	July 9, 2013